STOCK OPTIONS (Detail Textuals) (USD $)	12 Months Ended			1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 29, 2014	Mar. 01, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	$ 45,840	$ 9,452	$ 81,178
Total unrecognized compensation cost related to non-vested stock options	$ 22,557	$ 8
Weighted average period of compensation cost expected to be recognized	1 year 3 months 29 days
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to grant	6,620,230
Method used for calculation of fair value	Black-Scholes option-pricing model
Weighted average grant date fair value of stock options granted	$ 0.114		$ 0.001
Stock options | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted				600,000
Number of directors				2
Vesting period				2 years
Term of options				5 years
Exercise price of stock options granted				$ 0.20
Stock options | Director | Vested on date of grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, vesting description				one-third vesting on the date of grant
Stock options | Director | Vested on the first anniversary of the date of grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, vesting description				one-third on the first anniversary date
Stock options | Director | Vested on the second anniversary of the date of grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, vesting description				one-third on the second anniversary date
Stock options | Consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted					300,000
Exercise price of stock options granted					$ 0.60
Stock options | Consultant | Vested on date of grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, vesting percentage					50.00%
Expiration date					Feb. 28, 2013
Stock options | Consultant | Vested on the first anniversary of the date of grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, vesting percentage					25.00%
Expiration date					Feb. 28, 2014
Stock options | Consultant | Vested on the second anniversary of the date of grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, vesting percentage					25.00%
Expiration date					Feb. 28, 2015